Intangible Assets, Net (Details) - Schedule of Estimated Future Amortization Expense Related to these Intangible Assets - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Estimated Future Amortization Expenses for Intangible Assets [Abstract]
Year one	¥ 953	¥ 731
Year two	948	730
Year three	946	725
Year four	940	723
Year five	716	716
Thereafter	2,744	2,236
Total	¥ 7,247	¥ 5,861